Equity-Accounted Investees	12 Months Ended
Dec. 31, 2022
Equity-Accounted Investees
Equity-Accounted Investees

(10)   Equity-Accounted Investees

Details of this caption in the consolidated balance sheet at 31 December 2022 and 2021 are as follows:

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2022	% ownership	31/12/2021
Access Biologicals LLC	100.00%	—	49.00%	53,264
Shanghai RAAS Blood Products Co., Ltd.	26.20%	1,910,428	26.20%	1,909,596
Grifols Egypt Plasma Derivatives	49.00%	36,111	49.00%	31,847
BioDarou P.J.S. Co.	49.00%	5,051	0.00%	—
Total equity accounted investees with similar activity to that of the Group		1,951,590		1,994,707
Albajuna Therapeutics, S.L	49.00%	622	49.00%	1,910
Mecwins, S.A.	24.59%	2,965	24.99%	3,159
Total of the rest of equity accounted investees		3,587		5,069

Total equity-accounted investees		1,955,177		1,999,776

Movement in the investments in equity-accounted investees for the year ended 31 December 2022 is as follows:

	Thousands of Euros
	2022
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees
		Shanghai
	Access	RAAS Blood	Grifols Egypt			Albajuna
	Biologicals	Products Co.,	Plasma	BioDarou P.J.S.		Therapeutics,	Mecwins,
	LLC	Ltd.	Derivatives	Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January	53,264	1,909,596	31,847	—	1,994,707	1,910	3,159	5,069	1,999,776

Acquisitions	—	—	—	4,534	4,534	—	—	—	4,534
Transfers	(129,459)	—	—	—	(129,459)	—	—	—	(129,459)
Share of profit / (losses)	76,895	26,680	865	(962)	103,478	(1,288)	(194)	(1,482)	101,996
Share of other comprehensive income / translation differences	3,028	(18,859)	(16,419)	1,479	(30,771)	—	—	—	(30,771)
Collected dividends	(3,728)	(6,989)	—	—	(10,717)	—	—	—	(10,717)
Others	—	—	19,818	—	19,818	—	—	—	19,818
Balance at 31 December	—	1,910,428	36,111	5,051	1,951,590	622	2,965	3,587	1,955,177

Movement in the investments in equity-accounted investees for the year ended 31 December 2021 is as follows:

	Thousands of Euros
	2021
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
		Shanghai RAAS	Grifols Egypt		Albajuna
	Access	Blood Products	Plasma		Therapeutics,
	Biologicals LLC	Co., Ltd.	Derivatives	Total	S.L	GigaGen, Inc.	Mecwins, S.A.	Total	Total
Balance at 1 January	46,782	1,800,578	—	1,847,360	3,378	15,677	2,605	21,660	1,869,020

Acquisitions	—	—	30,454	30,454	—	—	860	860	31,314
Transfers	—	—	—	—	—	(50,794)	—	(50,794)	(50,794)
Share of profit / (losses)	8,298	24,835	(578)	32,555	(1,463)	34,957	(306)	33,188	65,743
Share of other comprehensive income / translation differences	3,929	89,886	1,971	95,786	(5)	160	—	155	95,941
Collected dividends	(5,745)	(5,703)	—	(11,448)	—	—	—	—	(11,448)
Balance at 31 December	53,264	1,909,596	31,847	1,994,707	1,910	—	3,159	5,069	1,999,776

Movement in the investments in equity-accounted investees for the year ended 31 December 2020 is as follows:

	Thousands of Euros
	2020
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
			Shanghai
	Access		RAAS Blood			Albajuna
	Biologicals	Plasmavita	Products Co.,			Therapeutics,			Medcom
	LLC	Healthcare	Ltd.	Total	Alkahest, Inc.	S.L	GigaGen, Inc.	Mecwins, S.A.	Advance, S.A	Total	Total
Balance at 1 January	49,922	10,368	—	60,290	14,708	5,228	23,997	2,338	7,912	54,183	114,473
Acquisitions	—	—	1,807,351	1,807,351	—	—	—	—	—	—	1,807,351
Transfers	—	(10,674)	—	(10,674)	(91,023)	—	—	—	—	(91,023)	(101,697)
Share of profit / (losses)	8,962	306	11,531	20,799	76,414	(1,878)	(6,725)	267	—	68,078	88,877
Share of other comprehensive income / translation differences	(4,160)	—	(16,090)	(20,250)	(99)	28	(1,595)	—	—	(1,666)	(21,916)
Impairment losses	—	—	—	—	—	—	—	—	(7,912)	(7,912)	(7,912)
Collected dividends	(7,942)	—	(2,214)	(10,156)	—	—	—	—	—	—	(10,156)
Balance at 31 December	46,782	—	1,800,578	1,847,360	—	3,378	15,677	2,605	—	21,660	1,869,020

The main movements of the equity-accounted investees with similar activity to that of the Group are explained below:

Grifols Egypt for Plasma Derivatives (S.A.E.)

On 29 July 2021, a cooperation agreement was signed with the National Service Projects Organization (NSPO) to help build a platform to bring self-sufficiency in plasma-derived medicines to Egypt. The Company made a first contribution of US Dollars 36,750 thousand (equivalent to Euros 30,454 thousand at the date of integration), and in exchange received GEPD shares representing 49% of its share capital, which amounts to US Dollars 300 million. The Company has undertaken to make the contributions for the outstanding amount corresponding to its interest as the capital requirements are approved. As a result, the Group made a further capital contribution of US Dollars 22 million during 2022, equivalent to 49% of the total capital contribution made (US dollars 45 million).

Shanghai RAAS Blood Products Co. Ltd.

In March 2019, Grifols entered into a share exchange agreement with Shanghai RAAS Blood Products Co. Ltd. (hereinafter SRAAS), through which Grifols would deliver 90 shares of its US subsidiary Grifols Diagnostic Solutions Inc. (hereinafter GDS) (representing 45% of the economic rights and 40% of the voting rights), and in exchange would receive 1,766 million of SRAAS shares (representing 26.2% of the share capital).

After receiving all relevant authorizations, at 31 December 2019, Grifols delivered 90 shares of its subsidiary GDS in exchange for a contractual right to receive equity instruments in an associate (equivalent to 1,766 million of SRAAS shares), because at that date no shares of SRAAS were received. As a consequence, at 31 December 31 2019, SRAAS was the minority shareholder owning  45% of GDS. Grifols recorded the aforementioned contractual right for the fair value of the GDS shares delivered and subsequently, the right was measured based on its fair value through profit or loss.

On 30 March 2020, the share exchange agreement was closed and Grifols received SRAAS shares corresponding to 26.2% of its share capital. Therefore, Grifols became the largest shareholder of SRAAS, while maintaining operational, voting and economic control of GDS.

Consequently, the consolidated balance sheet at 31 December 2020, did not longer show any financial asset related to the contractual right, but the interest in SRAAS was recorded as an investment in an associate company because the Group exercises significant influence in accordance with the criteria established in IAS 28 – Investment in Associates and Joint Ventures. SRAAS’ equity-accounted investment was recognized at the value of the shares at the closing date of the transaction. The difference between the contractual right value recognized at 31 December 2019 and SRAAS quoted value at 30 March 2020 was Euros 56,526 thousand which was recognized as Change in fair value of financial instruments in the consolidated statement of profit and loss (see note 26).

The impact on the consolidated statement of profit and loss related to the equity method result was included in the Operating Result under “Profit/(loss) of equity accounted investees with similar activity to that of the Group”, since SRAAS is a company dedicated to the plasma product sector.

The transaction costs were recognized as part of the investment value and totaled Euros 34,088 thousand.

As of 31 December 2022, the quoted value of SRAAS shares was CNY 6.34. As a result of the prolonged decline in the fair value of the associate Shanghai RAAS (hereinafter referred to as SRAAS) below its cost, there is an indication of impairment.

	31/12/2022	31/12/2021	Date of acquisition
SRAAS Share price	CNY 6.34	CNY 6.80	CNY 7.91

The recoverable amount of the investment in SRAAS has been determined based on its value in use calculated as the present value of future cash flows discounted at a discount rate that reflects the inherent risk.

Management has determined the gross margin based on past performance and the current situation, ongoing investments and its expectations of market development without considering new business.

Cash flows have been estimated over 14 years since SRAAS operates in an emerging market where current investments are estimated to result in long-term growth beyond 5 years. Cash flows from the fourth year onwards are extrapolated for a further 10 years using growth rates that reduce the fourth year growth rate to the long-term growth rate shown below to better reflect medium-term growth estimates. Perpetual growth rates are consistent with forecasts included in industry and country reports.

The key assumptions used to perform the impairment test of the investment in SRAAS for 2022 are as follows:

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	3.3%	9.2%

The discount rates used reflect the specific risks related to SRAAS and the country where it operates. The main assumptions used to determine the discount rate are as follows:

●	Risk-free rate: Standardized 10-year government bonds.
●	Market risk premium: Premium based on market studies.
●	Unleveraged beta: Average beta of the market.
●	Debt-to-equity ratio: market average ratio.

In the actual economic context, the reasonably possible changes considered for SRAAS are a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	+/- 50 bps	+/- 50 bps

Reasonably possible changes in key assumptions considered by management in calculating the recoverable amount of SRAAS would cause the carrying amount to exceed its recoverable amount as follows:

Pre-tax discount rate +50 bps
SRAAS	-2%

Plasmavita Healthcare GmbH

In 2017, Grifols established PLASMAVITA GmbH, a joint venture between Grifols (50%) and two European partners (50%).

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% remained unchanged after the contribution. However, in assessing the existence of control due to the new shareholder agreement signed on that date, it was concluded that Grifols has control over Plasmavita and, therefore, it was considered part of the group and it has been fully consolidated (see note 3).

Access Biologicals LLC.

On 12 January 2017, the group announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollars 51 million. Grifols entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022. Grifols also signed a supply agreement to sell biological products not meant for therapeutic use to Access Biologicals.

The principal business activity of Access Biologicals is the collection and manufacturing of an extensive portfolio of biological products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research & development.

On 15 June 2022, Grifols, through its wholly-owned subsidiary Chiquito Acquisition Corp., reached an agreement to acquire all the shares of Access Biologicals LLC, exercising the call option for the remaining 51%, for a total of US Dollars 142 million. With the acquisition of 100% of the shares, Grifols obtains control over Access Biologicals LLC and, therefore, it is considered a group company and is consolidated under the full consolidation method (see note 3).

BioDarou P.J.S. Co.

On 25 April 25 2022, and after obtaining all regulatory approvals, Grifols closed the acquisition of 70.18% of the share capital of Biotest AG for Euros 1,460,853 thousand (see note 3). Biotest AG is the parent company of a consolidated group of companies, which includes a joint venture investment corresponding to a 49% interest held by Biotest Pharma GmbH in BioDarou P.J.S. Co, whose registered office is in Tehran, Iran, and which is accounted for using the equity method.

The company’s goal is to collect plasma, process it into immunoglobulins, factors and human albumin through Biotest AG and then sell the finished products in Iran.

The main movements for the rest of the equity-accounted investees are explained below:

Alkahest, Inc.

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. (“Alkahest”) for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand), which was subject to approval by regulatory authorities.

Likewise, as a result of agreements between shareholders, Grifols obtained control of Alkahest on 2 September 2020. Until that date, the previous 42.45% stake in Alkahest was equity accounted. The difference between the fair value of the previous stake and the book value was Euros 86,743 thousand (US Dollars 102,552 thousand), recognizing a profit for such amount under “Profit/(loss) of equity accounted investees” in the statement of profit and loss.

As from this date, Alkahest was incorporated into the Group’s consolidation perimeter by the full consolidation method.

Medcom Advance, S.A.

In February 2019, the Group completed the acquisition of 45% of the shares in Medcom Advance, S.A. for an amount of Euros 8,602 thousand. Medcom Advance, S.A. is a company dedicated to research and development with a view to create proprietary patents using nanotechnology. The company was equity-accounted. At 31 December 2021 and 2022, this investment is fully impaired.

Mecwins, S.A.

On 22 October 2018 Grifols allocated Euros 2 million to the capital increase of Mecwins through Progenika Biopharma, reaching 24.99% of the total capital.

Mecwins is a spin-off of the Institute of Micro and Nanotechnology of the Center for Scientific Research (CSIC), specialized in the development of innovative nanotechnological analysis tools for the diagnosis and prognosis of diseases.

Mecwins has developed ultrasensitive optical reading immunoassay technology from nanosensors for the detection of protein biomarkers in blood. This technology has potential applications in fields such as oncology, cardiovascular and infectious diseases.

The injection of capital, in which CRB Inverbio also participated with an additional Euros 2 million, will enable Mecwins to start developing pre-commercial prototypes of this technology and for Grifols to position itself in the field of nanotechnology applied to diagnosis.

GigaGen Inc.

On 5 July 2017, Grifols through its 100% subsidiary Grifols Innovation and New Technologies Limited (“GIANT”) acquired a 43.96% shareholding in GigaGen, Inc., a company based in San Francisco (USA) for the amount of US Dollars 35 million.

GIANT and GigaGen entered into a Research and Collaboration Agreement whereby in exchange of a collaboration fee of US Dollars 15 million in the aggregate, GigaGen will commit to carry out research activities to develop recombinant polyclonal immunoglobulin therapies derived from human B cells for the treatment of human diseases.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total amount of US Dollars 90.5 million. With the acquisition of the 100% stake, Grifols obtains control over Gigagen and, therefore, becomes a group company and is consolidated under the full consolidation method (see note 3).

The most recent financial statements available of the main equity-accounted investments of Grifols are as follows:

Balance sheet

	Thousands of Euros	Thousands of Euros
	31/12/2022	31/12/2021
			Access
	SRAAS	SRAAS	Biologicals
Non-current assets	3,028,641	2,877,382	2,707
Current assets	648,415	549,977	23,287
Cash and cash equivalents	430,655	401,117	3,790
Non-current liabilities	(2,645)	(3,313)	(36)
Non-current financial liabilities	(292)	(453)	—
Current liabilities	(193,289)	(191,133)	(3,615)
Current financial liabilities	—	—	(2,649)
Net assets	3,911,485	3,633,577	23,484

P&L:

	Thousands of Euros	Thousands of Euros
	31/12/2022	31/12/2021
			Access
	SRAAS	SRAAS	Biologicals
Net revenue	700,831	395,812	45,689
Profit for the year	227,000	181,395	17,380

As previously mentioned, on 15 June 2022, Grifols acquired all of Access Biologicals LLC shares and is therefore considered a group company. Consequently, the company’s financial statements for 2022 are no longer detailed.